Note 7 - Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7. Property and Equipment

Property and equipment consist of the following:

	December 31,
	2012	2011

Machinery and equipment	$1,098	$1,098
Computer equipment	118	70
Office equipment, furnishings, and improvements	190	187
Total	1,406	1,355
Accumulated depreciation	(1,245)	(1,193)
Total property and equipment, net	$161	$162

Depreciation expense for the years ended December 31, 2012 and 2011 were $52 and $45, respectively and is included in selling, marketing and general and administrative expense in the consolidated statements of operations and comprehensive income (loss).